Annual Total Returns (Vanguard Consumer Discretionary Index Fund - Admiral Shares Retail) (Vanguard Consumer Discretionary Index Fund, Vanguard Consumer Discretionary Index Fund - Admiral Shares)	12 Months Ended
Aug. 31, 2013
Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Annual Total Return
2012	24.71%
2011	3.69%
2010	30.60%
2009	46.45%
2008	(38.01%)
2007	(11.58%)
2006	16.47%